29 ADDITIONAL INFORMATION TO CASH FLOWS	12 Months Ended
Dec. 31, 2019
Additional Information To Cash Flows [Abstract]
ADDITIONAL INFORMATION TO CASH FLOWS

29    ADDITIONAL INFORMATION TO CASH FLOWS

The following table provides additional information on transactions related to the statement of cash flows:

	Consolidated
	12/31/2019	12/31/2018	12/31/2017
Income tax and social contribution paid (1)	1,167,419	336,962	268,847
Addition to PP&E with interest capitalization (note 10 and 25)	117,189	71,611	91,957
Initial adoption IFRS 16 – Right of use (note 9a)	640,989
Remeasurement – Right of use (note 9a)	(151,558)
Acquisition of fixed assets through a loan, net of taxes (2)	78,098	10,792	4,265
Acquisition of fixed assets by auction	200,115
Non-monetary transaction with joint venture			20,264
	2,052,252	419,365	385,333

(1) For calendar year 2019, the Company opted for taxation based on the quarterly actual profit, according art. 9,430/96, with  income tax and social contribution due being paid in a single installment, until the last business day of the month following the end of each quarter.

(2) In 2019, fixed assets were acquired through a loan in the amount of R$100,661, net of recoverable taxes of R$22,563.